WARRANTS (Details 1A) - Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Number of shares	2,731,523	2,698,694
Weighted average remaining life (years)	3 years 11 months 23 days	4 years 2 months 16 days
Exercisable number of shares		2,698,694
Exercise Price 1
Exercise prices	$ 2
Number of shares	164,888
Weighted average remaining life (years)	2 years 4 months 20 days
Exercise Price 2
Exercise prices	$ 2.2
Number of shares	43,636
Weighted average remaining life (years)	3 years 8 months 12 days
Exercise Price 3
Exercise prices	$ 3
Number of shares	2,152,908
Weighted average remaining life (years)	1 month 10 days
Exercise Price 4
Exercise prices	$ 8.25
Number of shares	9,134
Weighted average remaining life (years)	3 years 2 months 26 days
Exercise Price 6
Exercise prices	$ 15
Number of shares	556
Weighted average remaining life (years)	2 years 10 months 6 days
Exercise Price 7
Exercise prices	$ 18.75
Number of shares	695
Weighted average remaining life (years)	3 years
Exercise Price 8
Exercise prices	$ 22.5
Number of shares	209,754
Weighted average remaining life (years)	3 years
Exercise Price 9
Exercise prices	$ 31.5
Number of shares	21,241
Weighted average remaining life (years)	1 year 1 month 17 days
Exercise Price 10
Exercise prices	$ 37.5
Number of shares	1,733
Weighted average remaining life (years)	1 year 3 months 25 days
Exercise Price 11
Weighted average remaining life (years)	7 months 13 days
Exercise Price 5
Exercise prices	$ 10.5
Number of shares	126,978